UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  November 19, 2011 to December 16, 2011

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information

  On December 16, 2011 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.



  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income (before accounting for furniture, fixtures and equipment reserves) of the significant obligor is, $12,138,020.00, a year-to-date figure for the period of January 1, 2011 through September 30, 2011 which equates to $16,184,027 when annualized for the 2011 calendar year.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I mortgage loan and the SunTrust Bank Portfolio II mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. Updated financial information required under Item 1112(b) of Regulation AB can be found in the tables below.


  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             30-Sep-11
  Income and Expense                                         (Year-to-date)

    1 Number of institutions reporting                                  1
    2 Total interest income                                     4,549,895
    3 Total interest expense                                      672,745
    4 Net interest income                                       3,877,150
    5 Provision for loan and lease losses                       1,194,611
    6 Total noninterest income                                  1,954,152
    7 Fiduciary activities                                        223,254
    8 Service charges on deposit accounts                         509,762
    9 Trading account gains & fees                                150,959
   10 Additional noninterest income                             1,070,177
   11 Total noninterest expense                                 4,037,652
   12 Salaries and employee benefits                            1,855,207
   13 Premises and equipment expense                              400,787
   14 Additional noninterest expense                            1,781,658
   15 Pre-tax net operating income                                599,039
   16 Securities gains (losses)                                     6,379
   17 Applicable income taxes                                      92,957
   18 Income before extraordinary items                           512,461
   19 Extraordinary gains - net                                         0
   20 Net income attributable to bank                             505,335
   21 Net income attributable to noncontrolling interests           7,126
   22 Net income attributable to bank and                         512,461
      noncontrolling interests
   23 Net charge-offs                                           1,568,821
   24 Cash dividends                                                    0
   25 Sale, conversion, retirement of capital stock, net                0
   26 Net operating income                                        507,039

      Memo:
      Interest income and expense in foreign offices
      Gross fiduciary and related services income



  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             30-Sep-11
  Assets and Liabilities                                     (Year-to-date)

    1 Total employees (full-time equivalent)                       27,377
    2 Total assets                                            166,486,046
    3 Cash and due from depository institutions                 4,638,014
    4 Interest-bearing balances                                 2,373,723
    5 Securities                                               24,898,674
    6 Federal funds sold & reverse repurchase agreements          236,016
    7 Net loans & leases                                      116,956,229
    8 Loan loss allowance                                       2,598,846
    9 Trading account assets                                    3,452,966
   10 Bank premises and fixed assets                            1,377,744
   11 Other real estate owned                                     660,143
   12 Goodwill and other intangibles                            6,940,310
   13 All other assets                                          7,325,950
   14 Total liabilities and capital                           166,486,046
   15 Total liabilities                                       145,699,779
   16 Total deposits                                          128,112,232
   17 Interest-bearing deposits                                95,223,533
   18 Deposits held in domestic offices                       128,059,037
   19 % insured                                                    88.98%
   20 Federal funds purchased & repurchase agreements           2,005,707
   21 Trading liabilities                                       1,212,837
   22 Other borrowed funds                                      9,539,268
   23 Subordinated debt                                         1,777,630
   24 All other liabilities                                     3,052,105
   25 Total equity capital                                     20,786,267
   26 Total bank equity capital                                20,677,875
   27 Perpetual preferred stock                                         0
   28 Common stock                                                 21,600
   29 Surplus                                                  13,249,589
   30 Undivided profits                                         7,406,686
   31 Noncontrolling interests in consolidated subsidiaries       108,392

      Memoranda:

   32 Noncurrent loans and leases                               5,053,992
   33 Noncurrent loans that are wholly or partially             1,730,258
      guaranteed by the U.S. government
   34 Income earned, not collected on loans                       677,370
   35 Earning assets                                          146,467,773
   36 Long-term assets (5+ years)                              40,222,295
   37 Average Assets, year-to-date                            164,897,446
   38 Average Assets, quarterly                               166,143,314
   39 Total risk weighted assets                              129,011,227
   40 Adjusted average assets for leverage capital            158,786,156
      purposes
   41 Life insurance assets                                       657,782
   42 General account life insurance assets                       378,907
   43 Separate account life insurance assets                      142,242
   44 Hybrid life insurance assets                                136,633
   45 Volatile liabilities                                      9,077,005
   46 Insider loans                                                99,431
   47 FHLB advances                                             1,027,974
   48 Loans and leases held for sale                            1,866,471
   49 Unused loan commitments                                  55,804,621
   50 Tier 1 (core) risk-based capital                         13,873,124
   51 Tier 2 risk-based capital                                 3,174,849
   52 Total unused commitments                                 55,804,621
   53 Derivatives                                             303,301,263
      Total assets and liabilities in foreign offices
      Restructured Loans and leases
      Past due and nonaccrual assets
      Fiduciary and related services
      Carrying amount of assets covered by FDIC
      loss-share agreements



  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the December 16, 2011 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: December 29, 2011



 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the December 16, 2011 distribution.